Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Total Restricted cash and investments [Abstract]
Restricted cash	R 330	R 489
Restricted Cash [line items]
Non-current restricted cash and cash equivalents	284	450
Current restricted cash and cash equivalents	46	39
Environmental Guarantees And Rehabilitation
Total Restricted cash and investments [Abstract]
Restricted cash	257	217
Guarantee – Tshiamiso Trust
Total Restricted cash and investments [Abstract]
Restricted cash	0	205
PNG communities
Total Restricted cash and investments [Abstract]
Restricted cash	51	45
Other
Total Restricted cash and investments [Abstract]
Restricted cash	R 22	R 22